Related Party Transactions - Summary of Related Parties Relationship with Group (Detail)	12 Months Ended
Dec. 31, 2015
Telstra International Limited [Member]
Related Party Transaction [Line Items]
Related parties relationship with the group	A wholly-owned subsidiary of the Company's major shareholder
Beijing Australian Telecommunications Technical Consulting Limited [Member]
Related Party Transaction [Line Items]
Related parties relationship with the group	A wholly-owned subsidiary of the Company's major shareholder
Hunan Mango Autohome Automobile Sales Co Ltd [Member]
Related Party Transaction [Line Items]
Related parties relationship with the group	A equity-method investee of the Company's subsidiary